Related Party Transactions - Schedule of Compensation Awarded to Key Management (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Compensation Awarded to Key Management [Abstract]
Salaries and short-term employee benefits	$ 2,305,749	$ 1,883,078	$ 2,050,590
Stock-based compensation	5,939,192	850,271	1,134,006
Total	$ 8,244,941	$ 2,733,349	$ 3,184,596